Impairments - Net impairments/(reversal of impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	$ 151	$ 1,260	$ (2,487)
Total net impairments/(reversals) including exploration expenses
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	(119)	(1,321)	(2,419)
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	(120)	(897)	(3,313)
Intangible assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	(5)	61	62
Equity accounted investments
Disclosure of impairment loss and reversal of impairment loss [line items]
Total net impairments/(reversals) including exploration expenses	$ 6	$ 363	$ 832